Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
From time to time, we grant stock options to our employees, including the named executive officers, and to our non-employee
directors. In October 2025, we adopted an equity grant policy (as may be amended from time to time, the “Grant Policy”), pursuant to which new-hire
stock option awards are granted on the 10th day of the month following the month in which a new hire’s employment commences (or the immediately preceding trading day). Also, non-employee
directors receive automatic grants of initial and annual stock option awards at the time of a director’s initial appointment or election to our Board and on the date of each annual meeting of the Company’s stockholders, respectively, in each case, pursuant to our
Non-Employee
Director Compensation Policy, as further described below under the heading
“Non-Employee
Director
Compensation—Non-Employee
Director Compensation Policy.”
New-hire
stock option awards and automatic director stock option awards are made on predetermined grant dates pursuant to our Grant Policy and our
Non-Employee
Director Compensation Policy, respectively,

regardless of whether there is any material nonpublic information (“MNPI”) about us on such dates, and such grant dates are not specifically timed in relation to our disclosure of MNPI. The Compensation Committee otherwise generally considers whether there is any MNPI about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We do not time the public release of MNPI for the purpose of affecting the value of executive compensation. We have no information to disclose pursuant to Item 402(x)(2) of Regulation
S-K.

Award Timing Method	From time to time, we grant stock options to our employees, including the named executive officers, and to our non-employee
directors. In October 2025, we adopted an equity grant policy (as may be amended from time to time, the “Grant Policy”), pursuant to which new-hire
stock option awards are granted on the 10th day of the month following the month in which a new hire’s employment commences (or the immediately preceding trading day).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false